Morgan, Lewis & Bockius llp
2020 K Street NW
 Washington, DC  20006-1806
Tel.  +1.202.373.6000
Fax: +1.202.373.6001
www.morganlewis.com

Christopher D. Menconi
+1.202.373.6173
chris.menconi@morganlewis.com

November 12, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 141 to the Trust’s Registration Statement on Form N-1A (“PEA No. 141”). The purpose of PEA No. 141 is to introduce a new series of the Trust: the CrowdInvest Wisdom ETF.

Please contact me at 202.373.6173 with your questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Almaty   Astana   Beijing   Boston   Brussels   Chicago   Dallas   Dubai   Frankfurt   Hartford   Houston   London   Los Angeles   Miami   Moscow   New York
Orange County   Paris   Philadelphia   Pittsburgh   Princeton   San Francisco   Santa Monica   Silicon Valley   Singapore   Tokyo   Washington   Wilmington